SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)		Sep. 30, 2022		Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Grand Total		$ 5,426,976		$ 6,626,793	$ 11,630,135	$ 12,352,479
Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Grand Total		(1,199,817)	[1]		(722,344)
Proved Developed Producing Oil and Gas Properties [Member]
Restructuring Cost and Reserve [Line Items]
Cost		2,684,567		4,915,968
Accumulated depreciation, depletion and amortization		(2,165,677)		(3,225,527)
Changes in estimates		(0)		(0)
Total		518,890		1,690,441
Grand Total					5,761,998	6,484,342
Cost					7,223,379	7,223,379
Accumulated depreciation, depletion and amortization					(1,461,381)	(739,037)
Changes in estimates
Proved Developed Producing Oil and Gas Properties [Member] | Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Cost	[1]	(2,231,401)
Accumulated depreciation, depletion and amortization	[1]	1,059,850
Changes in estimates	[1]	(0)
Total	[1]	(1,171,551)
Grand Total					(722,344)
Cost
Accumulated depreciation, depletion and amortization					(722,344)
Changes in estimates
Under Developed And Non Producing Oil and Gas Properties [Member]
Restructuring Cost and Reserve [Line Items]
Cost		4,908,086		4,936,352
Changes in estimates
Total		4,908,086		4,936,352
Grand Total					5,868,137	5,868,137
Cost					5,868,137	5,868,137
Changes in estimates
Under Developed And Non Producing Oil and Gas Properties [Member] | Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Cost	[1]	(28,266)
Changes in estimates	[1]
Total	[1]	$ (28,266)
Grand Total
Cost
Changes in estimates
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Accumulated depreciation, depletion and amortization							$ (2,696,542)
Grand Total				6,626,793		12,352,479		$ 6,135,000
White River Holdings Corp [Member] | Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Grand Total	[2]			(5,725,686)		6,217,479
White River Holdings Corp [Member] | Proved Developed Producing Oil and Gas Properties [Member]
Restructuring Cost and Reserve [Line Items]
Cost				4,915,968		7,223,379		166,849
Accumulated depreciation, depletion and amortization				(3,225,527)		(739,037)
Changes in estimates
Total				1,690,441		6,484,342		166,849
White River Holdings Corp [Member] | Proved Developed Producing Oil and Gas Properties [Member] | Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Cost	[2]			(2,307,411)		7,056,530
Accumulated depreciation, depletion and amortization	[2]			(2,486,490)		(739,037)
Changes in estimates	[2]
Total	[2]			(4,793,901)		6,317,493
White River Holdings Corp [Member] | Undeveloped and Non Producing Oil and Gas Properties [Member]
Restructuring Cost and Reserve [Line Items]
Cost				4,936,352		5,868,137		5,968,151
Changes in estimates
Total				4,936,352		5,868,137		$ 5,968,151
White River Holdings Corp [Member] | Undeveloped and Non Producing Oil and Gas Properties [Member] | Adjustment [Member]
Restructuring Cost and Reserve [Line Items]
Cost	[2]			(931,785)		(100,014)
Changes in estimates	[2]
Total	[2]			$ (931,785)		$ (100,014)

[1]	Relates to dispositions of reserves, and depletion expenses.
[2]	Relates to acquisitions and dispositions of reserves.